INFORMATION BY OPERATING SEGMENTS AND GEOGRAPHIC AREA (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Summary of Income Data by Operating Segment
Result by segment

12.31.2025
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Total reportable Segments	Other Segments	Unallocated*	Total
Revenue	2,369.8	983.9	2,205.1	1,925.6	7,484.4	93.1	—	7,577.5
Cost of sales and services	(2,174.2)	(820.5)	(1,781.3)	(1,406.5)	(6,182.5)	(66.3)	—	(6,248.8)
Gross profit	195.6	163.4	423.8	519.1	1,301.9	26.8	—	1,328.7
Operating income (expense)	(132.7)	(85.9)	(158.4)	(220.8)	(597.8)	(91.4)	(31.9)	(721.1)
Operating income (loss) before financial result	62.9	77.5	265.4	298.3	704.1	(64.6)	(31.9)	607.6
(*) The expenses incurred in 2025 relate to a specific corporate strategic project and are not linked to the performance of the operating segments. For this reason, these expenses are presented separately from the results of the operating segments in the reports used by the Company's chief operating officer for decision-making.

12.31.2024
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Total reportable Segments	Other Segments	Unallocated*	Total
Revenue	2,208.6	720.9	1,762.7	1,636.5	6,328.7	66.0	—	6,394.7
Cost of sales and services	(2,008.9)	(590.9)	(1,407.7)	(1,179.0)	(5,186.5)	(55.1)	—	(5,241.6)
Gross profit	199.7	130.0	355.0	457.5	1,142.2	10.9	—	1,153.1
Operating income (expense)	(144.5)	(85.4)	(149.0)	(187.5)	(566.4)	(67.3)	148.1	(485.6)
Operating income (loss) before financial result	55.2	44.6	206.0	270.0	575.8	(56.4)	148.1	667.5
(*) In 2024 refer substantially to the reimbursement of expenses received in the context of arbitration.

12.31.2023
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Total reportable Segments	Other Segments	Unallocated*	Total
Revenue	1,846.8	515.4	1,408.2	1,417.6	5,188.0	80.5	—	5,268.5
Cost of sales and services	(1,698.3)	(429.6)	(1,134.8)	(1,039.0)	(4,301.7)	(57.2)	—	(4,358.9)
Gross profit	148.5	85.8	273.4	378.6	886.3	23.3	—	909.6
Operating income (expense)	(124.6)	(57.5)	(146.6)	(163.4)	(492.1)	(55.9)	(47.1)	(595.1)
Operating income (loss) before financial result	23.9	28.3	126.8	215.2	394.2	(32.6)	(47.1)	314.5
(*) Expenses incurred in 2023 refer to corporate demands not directly related to operational segments. For this reason, these expenses are presented separately in the reports used by the Company's main operations manager for decision-making.

Summary of Revenue by Geographic Area and Operating Segment
Revenue by geographic area and operating segment

12.31.2025
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Total reportable Segments	Other Segments	Total
North America	1,886.7	14.6	1,538.8	1,009.3	4,449.4	1.5	4,450.9
Europe	414.1	623.6	299.2	481.3	1,818.2	22.5	1,840.7
Asia Pacific	35.9	204.5	5.3	158.8	404.5	4.6	409.1
Latin America (except Brazil)	33.1	24.8	30.1	54.0	142.0	—	142.0
Brazil	—	115.5	320.5	129.7	565.7	64.5	630.2
Other	—	0.9	11.2	92.5	104.6	—	104.6
	2,369.8	983.9	2,205.1	1,925.6	7,484.4	93.1	7,577.5

12.31.2024
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Total reportable Segments	Other Segments	Total
North America	1,615.6	0.1	1,330.3	835.1	3,781.1	0.1	3,781.2
Europe	440.8	384.6	204.1	408.0	1,437.5	—	1,437.5
Asia Pacific	29.0	60.2	35.3	131.7	256.2	—	256.2
Latin America (except Brazil)	95.4	81.2	36.7	53.9	267.2	—	267.2
Brazil	0.3	181.9	156.3	127.0	465.5	65.9	531.4
Other	27.5	12.9	—	80.8	121.2	—	121.2
	2,208.6	720.9	1,762.7	1,636.5	6,328.7	66.0	6,394.7

12.31.2023
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Total reportable Segments	Other Segments	Total
North America	1,489.4	1.0	1,054.1	737.8	3,282.3	—	3,282.3
Europe	293.8	304.9	226.9	305.1	1,130.7	—	1,130.7
Asia Pacific	—	67.1	20.1	117.3	204.5	—	204.5
Latin America (except Brazil)	32.2	—	21.4	44.6	98.2	—	98.2
Brazil	4.2	141.9	85.7	141.4	373.2	80.5	453.7
Other	27.2	0.5	—	71.4	99.1	—	99.1
	1,846.8	515.4	1,408.2	1,417.6	5,188.0	80.5	5,268.5

Summary of Revenue by Category and Operating Segment
Revenue by category and operating segment

12.31.2025
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Total reportable Segments	Other Segments	Total
Aircraft	2,369.0	—	2,205.1	—	4,574.1	32.4	4,606.5
Long-term contracts - aircraft and development	—	919.1	—	—	919.1	—	919.1
Other	0.8	18.7	—	49.2	68.7	—	68.7
Service	—	42.3	—	1,352.3	1,394.6	22.6	1,417.2
Spare Parts	—	3.8	—	524.1	527.9	38.1	566.0
	2,369.8	983.9	2,205.1	1,925.6	7,484.4	93.1	7,577.5

12.31.2024
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Total reportable Segments	Other Segments	Total
Aircraft	2,199.8	—	1,762.7	—	3,962.5	40.5	4,003.0
Long-term contracts - aircraft and development	—	661.2	—	—	661.2	—	661.2
Other	8.8	16.5	—	17.9	43.2	0.3	43.5
Service	—	42.2	—	1,172.0	1,214.2	15.0	1,229.2
Spare Parts	—	1.0	—	446.6	447.6	10.2	457.8
	2,208.6	720.9	1,762.7	1,636.5	6,328.7	66.0	6,394.7

12.31.2023
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Total reportable Segments	Other Segments	Total
Aircraft	1,834.1	13.2	1,408.2	—	3,255.5	44.7	3,300.2
Long-term contracts - aircraft and development	—	457.3	—	—	457.3	—	457.3
Other	12.7	—	—	17.7	30.4	0.7	31.1
Service	—	41.3	—	956.3	997.6	24.0	1,021.6
Spare Parts	—	3.6	—	443.6	447.2	11.1	458.3
	1,846.8	515.4	1,408.2	1,417.6	5,188.0	80.5	5,268.5

Summary of Assets by Operating Segment
Assets by operating segment

12.31.2025
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total reportable Segments	Total
Property, plant and equipment	556.9	174.5	412.9	960.1	26.5	2,130.9	2,130.9
Intangible assets	1,194.8	146.6	959.3	38.9	381.7	2,721.3	2,721.3
Right of use	4.2	4.3	12.3	85.1	0.3	106.2	106.2
	1,755.9	325.4	1,384.5	1,084.1	408.5	4,958.4	4,958.4

12.31.2024
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total reportable Segments	Total
Property, plant and equipment	625.7	177.5	465.3	656.8	16.0	1,941.3	1,941.3
Intangible assets	1,202.9	126.3	923.1	39.2	211.4	2,502.9	2,502.9
Right of use	4.2	4.2	14.4	80.3	1.6	104.7	104.7
	1,832.8	308.0	1,402.8	776.3	229.0	4,548.9	4,548.9

Summary of Assets by Geographical Area
Assets by geographic area

12.31.2025
	North America	Europe	Asia Pacific	Brazil	Total
Property, plant and equipment	491.0	503.0	84.7	1,052.2	2,130.9
Intangible assets	458.0	85.0	—	2,178.3	2,721.3
Right of use	68.3	18.4	2.1	17.4	106.2
	1,017.3	606.4	86.8	3,247.9	4,958.4

12.31.2024
	North America	Europe	Asia Pacific	Brazil	Total
Property, plant and equipment	449.1	398.5	76.4	1,017.3	1,941.3
Intangible assets	279.1	73.8	—	2,150.0	2,502.9
Right of use	72.0	15.0	1.4	16.3	104.7
	800.2	487.3	77.8	3,183.6	4,548.9